Consolidated Balance Sheets (Parenthetical) (Parentheticals)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets (Parenthetical) [Abstract]
Limited Partners' Capital Account, Units Issued	45,663,096	45,663,096
Limited Partners' Capital Account, Units Outstanding	45,663,096	45,663,096
Subordinated units, Units Issued	15,949,831	15,949,831
Subordinated units, Units Outstanding	15,949,831	15,949,831
General Partners' Capital Account, Units Issued	1,257,408	1,257,408
General Partners' Capital Account, Units Outstanding	1,257,408	1,257,408